Cover	Nov. 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Document Period End Date	Nov. 08, 2024
Entity File Number	000-26108
Entity Registrant Name	AMERICAN CANNABIS COMPANY, INC.
Entity Central Index Key	0000945617
Entity Tax Identification Number	90-1116625
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1004 S Tejon St
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80903
City Area Code	303
Local Phone Number	974-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false